Notes payable - Narrative - Tangela Holdings, LTD (Details) - Other notes payable - NGC Note - Line of credit - day	Dec. 31, 2024	Sep. 03, 2024
Notes payable
Number of days following demand made by lender		10
Stated interest rate	10.00%	12.00%